Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Registrant Name	Seanergy Maritime Holdings Corp.
Entity Central Index Key	0001448397
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	7,317,662
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY